First Trust S-Network E-Commerce ETF Investment Strategy - First Trust S-Network E-Commerce ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to fully replicate, before fees and expenses, the performance of the Index. The Index is owned and is developed, maintained and sponsored by VettaFi LLC (the “Index Provider”). The Index Provider retains the right at any time, upon prior written notice, to modify the Index methodology. According to the Index Provider, the Index is an index of stocks listed on major global recognized exchanges that are principally engaged in the global e-commerce industry. According to the Index Provider, to be eligible for inclusion in the Index, a company must be considered principally engaged in (deriving greater than or equal to 50% of their revenue from) one or a combination of the four following business segments: (1) content navigation; (2) online retail; (3) online marketplace; and (4) e-commerce infrastructure. 1.Content Navigation — revenue from advertisers paying to use the search results, social media feeds, email systems, banner ad slots, etc., as vehicles for their ads, and/or paying for the activity/profile data on consumers to efficiently target their ads. These websites primarily organize/help to navigate content produced by others (whether users or advertisers) rather than producing their own content. 2.Online Retail — similar to a brick-and-mortar retail store, but online; apart from drop-shipping models, inventories are either created by the retailer (i.e., store-brand goods/services) or bought from brands at wholesale prices so profits are captured by the online retailer, and the online retailer is the one deciding the final price quoted to the consumer. 3.Online Marketplace — offer brands/sellers a digital location or platform to list their products and services. These marketplaces offer a lower cost of entry to sellers seeking to engage in the e-commerce space through the platform’s offerings, especially technical and customer support, in exchange for a cut of the profits. 4.E-Commerce Infrastructure — logistics and fulfillment for online orders; financial and other technology, services and/or infrastructure required for e-commerce business activities.The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies that derive at least 50% of their revenues from at least one of the four e-commerce business segments described above.The Fund may invest up to 20% of its net assets (plus any borrowings for investment purposes) in companies that are engaged in one or more of the four business segments outlined above but do not derive at least 50% of their revenues from at least one of the four business segments. In addition to being principally engaged in one or a combination of the four business segments, in order to be eligible for inclusion in the Index a company must be listed on a major recognized stock exchange, be a constituent of the S-Network Global 5500 Index and meet the size, float and liquidity standards of the Index. Certain companies that are not principally engaged, but that derive significant revenues from businesses in one or more of the business segments may be included in the Index, provided: (1) such revenues represent more than 20% of the company’s total revenues and such revenues are independently reported in the company’s financial reports, (2) applicable revenues are likely to have a material impact on the company’s overall share price performance, or (3) the company’s applicable business is likely to have a significant impact on the sector as a whole. All new additions to the Index must be principally engaged in one or a combination of the business segments. A company exposed to multiple business segments will be classified as the segment of highest exposure by revenue. The Index then selects the 15 eligible stocks by full market capitalization in each business segment and assigns an equal weight to each. These weights will deviate based upon market movements in between Index rebalances. The Fund may invest in depositary receipts, emerging market companies, securities denominated in non-U.S. currencies and companies with various market capitalizations, including small capitalization companies.The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated (i.e., invests more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Fund had significant investments in consumer discretionary companies and communication services companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of June 30, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. In order to gain exposure to certain Chinese companies that are included in the Index but are unavailable to direct investment by foreign investors, the Fund invests significantly in non-Chinese shell companies that have created structures known as variable interest entities (“VIEs”) in order to gain exposure to such Chinese companies.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated (i.e., invests more than 25% of Fund assets) in an industry or a group of industries to the extent that the Index is so concentrated. As of June 30, 2026, the Fund had significant investments in consumer discretionary companies and communication services companies, although this may change from time to time.